INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Joint ventures (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
As at January 1		¥ 3,385,582	¥ 3,393,349
Share of profits and losses for the year	$ 27,663	180,502	270,115	¥ (199,452)
Share of changes in reserves		3,046	(7,811)
Cash dividends declared		(480,397)	(50,314)
As at December 31	$ 517,173	3,374,553	3,385,582	3,393,349
Joint venture
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
As at January 1		3,385,582	3,393,349
Capital injections		4,333	50,000
Disposal			(114,604)
Share of profits and losses for the year		180,502	270,115
Share of changes in reserves		1,491	8,746
Cash dividends declared		(197,355)	(222,024)
As at December 31		3,374,553	3,385,582	¥ 3,393,349
Guangxi Huayin Aluminum Co., Ltd.
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
As at January 1		1,403,117
As at December 31		1,477,162	¥ 1,403,117
Registered and paid-in capital		¥ 2,441,987
Ownership interest in joint venture (as a percent)	33.00%	33.00%	33.00%
Voting power in joint venture (as a percent)	33.00%	33.00%
Profit sharing in joint venture (as a percent)	33.00%	33.00%